Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Assets and liabilities carried at fair value, measured on a recurring basis

The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 31, 2011:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Available for sale securities	$12.4	$4.2	$8.2	$–
Derivative assets	6.5	–	6.5	–
Liabilities:
Derivative liabilities	$18.6	$2.9	$15.7	$–

The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of January 1, 2011:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Available for sale securities	$12.2	$2.9	$9.3	$–
Derivative assets	16.9	.1	16.8	–
Liabilities:
Derivative liabilities	$10.3	$2.4	$7.9	$–